SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions							1 Months Ended							6 Months Ended	7 Months Ended
	Mar. 14, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Mar. 04, 2022 USD ($)	Nov. 12, 2021 shares	Oct. 14, 2021 USD ($) shares	Mar. 04, 2019 $ / shares shares	Jul. 17, 2024 $ / shares shares	Dec. 27, 2022 $ / shares shares	Jan. 20, 2022 USD ($) shares	Oct. 20, 2021 CNY (¥)	Jun. 25, 2021 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 31, 2018 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2024 $ / shares shares	Apr. 21, 2022 shares	Jan. 12, 2022 USD ($)	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2019 shares	Feb. 09, 2018 $ / shares shares
Ordinary shares, shares issued																					23,000,000
Cancelled ordinary shares						77,223,100
Preferred shares, shares authorized														500,000		500,000
Transfer Agreement with Hekangyuan [Member]
Ordinary shares, shares issued														10,000,000
Equity interest, percentage			100.00%
Consideration amount | $			$ 12,000,000.0
Consideration paid for the equity interests | $			8,000,000.0
Total compensation cost | $			$ 3,560,000
IPO [Member]
Ordinary shares par value (in Dollars per share) | $ / shares																				$ 0.0005
Ordinary shares, shares authorized																				2,000,000
Share per price (in Dollars per share) | $ / shares																				$ 5.50
Total gross proceeds | $																				$ 11,000,000
Total net proceeds | $																				$ 9,342,339
Warrant Notes Member[Member]
Description realted to underwriter warrants terms and conditions														the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted. The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share) | $ / shares														$ 0.01		$ 0.01
Ordinary shares, shares issued														66,724,675		6,724,675
Cancelled ordinary shares						77,223,100
Ordinary shares, shares authorized														350,000,000		350,000,000
Total consideration amount					$ 99,843					¥ 48.0
Aggregate amount (in Shares)					113,458
Total compensation cost | $																		$ 3,736,320
Issued an aggregate of ordinary shares (in Shares)				4,200,000
Class A Ordinary Shares | purchase agreement [Member]
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.01
Sell of ordinary shares							60,000,000
Purchase price of share | $ / shares							$ 0.45
Gross proceeds to company from share transaction | $														$ 27,000,000,000,000
Ordinary shares [Member]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 1																$ 1
Additional shares sold						223,100
Ordinary shares, shares issued																						50,000
Consideration Shares [Member]
Ordinary shares, shares issued						50,000
Preferred shares, shares authorized						10,000,000
Ordinary shares issued (in Shares)															5,100,000
Total purchase consideration amounted | $															$ 10,965,703
Net proceeds | $															$ 10,725,700
Securities Purchase Agreement [Member]
Ordinary shares issued (in Shares)											1,240,000
Total consideration amount | $											$ 2,157,600
Proceeds from issue of shares | $											$ 2,157,600
Share Capital Restructuring and Class Share Rights [Member] | October 21, 2021 [Member]
Ordinary shares, par value | $														$ 5.0000
Description realted to share capital restructuring and class share rights														US$50,000 divided into 90,000,000 Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each; to (ii) 70,000,000 Class A Ordinary Shares with a par value of $0.0005 each, 20,000,000 Class B Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each
Securities Purchase Agreement Non Us person [Member]
Ordinary shares issued (in Shares)		19,200,000							12,500,000
Total consideration amount | $		$ 6,720,000							$ 10,000,000
Proceeds from issue of shares | $		$ 6,720,000							$ 10,000,000
Securities Purchase Agreement and Share Cancellation [Member]
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.01
Sell of ordinary shares								3,000,000
Purchase price of share | $ / shares								$ 2.00
Statutory Reserve [Member]
Statutory surplus reserve percentage description														statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors
Top [Member]
Ordinary shares, shares authorized						90,000,000
Paranovus Entertainment Technology Limited [Member] | Bottom [Member]
Percentage of subsidiaries														30.00%
Paranovus Entertainment Technology Limited [Member] | Top [Member]
Percentage of subsidiaries														49.00%
Equity agreement with Shennong [Member]
Equity interest, percentage										70.00%
Consideration amount | ¥										¥ 103.0
Two Investors[Member]
Cash received from investor | $													$ 627,628
Management And Employees For Service [Member]
Ordinary shares issued (in Shares)																			381,580
Compensation cost | $																			$ 778,423
Employees and a director [Member]
Ordinary shares issued (in Shares)												231,445
Total consideration amount | $												$ 351,796
Employees [Member] | Class A Ordinary Shares
Total compensation cost | $																		634,592
Aggregate shares | $																		$ 1,133,200
Xuezhu Wang [Member] | Class A Ordinary Shares
Ordinary shares, shares issued																	150,000
Board Of Directors Chairman [Member]
Description realted to one-for-twenty share consolidation and authorized share capital adjustment														Share Consolidation of the Company’s ordinary shares at a ratio of one-for-twenty (the “Share Consolidation”) was effected as determined by the Board of Directors. At the time the Share Consolidation is effective, our authorized ordinary shares will be consolidated at the same ratio. The authorized share capital of the Company shall be decreased from an authorized share capital of US$50,000 divided into 70,000,000 Class A ordinary shares, par value US$0.0005 each, 20,000,000 Class B ordinary shares, par value US$0.0005 each, and 10,000,000 preferred shares with a par value of US$0.0005 each to an authorized share capital of US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each
Equity Transfer Agreement With 2Lab3LLC [Member]
Ordinary shares issued (in Shares)	1,375,000
Compensation cost | $	$ 7,081,250
Total consideration amount | $	$ 6,000,000
Consideration paid for the equity interests ordinary shares	1,375,000